Reorganization and Acquisitions (Acquisition of MoboTap, Narrative) (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) Directors	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business			$ 86,882		$ 0	$ 40,324
Goodwill impairment loss			83,470	[1]	0
Impairment of acquired intangible assets			4,600		$ 400	19,900
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Number of directors designated by Changyou | Directors	3
Number of directors of the board | Directors	5
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of disposed equity interests					51.00%
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business		$ 86,900
Goodwill impairment loss		83,500	$ 83,500			29,600
Impairment of acquired intangible assets		$ 3,400				$ 8,900
MoboTap [Member] | Maximum [Member]
Business Acquisition [Line Items]
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%

[1]	In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company's management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group's statements of comprehensive income under "goodwill impairment and impairment of intangibles as part of acquisition of a business". Please refer to Note 2-"REORGANIZATION AND ACQUISITIONS" for more details.